Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of trade receivables [abstract]
Provisions for trade receivables
(USD millions)	2022	2021

Total gross trade receivables	8 128	8 088

Provisions for doubtful trade receivables	-62	-83

Total trade receivables, net	8 066	8 005

Trade receivables provision movements
(USD millions)	2022	2021	2020

January 1	-83	-93	-95

Provisions for doubtful trade receivables charged to the consolidated income statement	-47	-39	-59

Utilization of provisions for doubtful trade receivables	9	9	13

Reversal of provisions for doubtful trade receivables credited to the consolidated income statement	56	34	53

Currency translation effects	3	6	-5

December 31	-62	-83	-93

Overdue amounts and related provision
(USD millions)	2022	2021

Not overdue	7 664	7 639

Past due for not more than one month	190	162

Past due for more than one month but less than three months	110	99

Past due for more than three months but less than six months	62	63

Past due for more than six months but less than one year	23	28

Past due for more than one year	79	97

Provisions for doubtful trade receivables	-62	-83

Total trade receivables, net	8 066	8 005

Trade receivables denominated in other currencies
(USD millions)	2022	2021

US dollar (USD)	3 709	3 344

Euro (EUR)	1 426	1 408

Russian ruble (RUB)	430	473

Japanese yen (JPY)	177	383

British pound (GBP)	176	200

Chinese yuan (CNY)	155	197

Canadian dollar (CAD)	151	139

Brazilian real (BRL)	145	129

Australian dollar (AUD)	137	139

Swiss franc (CHF)	108	106

Other currencies	1 452	1 487

Total trade receivables, net	8 066	8 005